The Phoenix Edge Series Fund
                 Supplement to the Prospectus dated May 1, 2004

The Board of Trustees of The Phoenix Edge Series Fund has approved the name change and advisory and subadvisory changes described below. The series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with each of the series will not increase as a result of these changes.
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Effective January 7, 2005, the name of each of the following series will change as indicated:

----------------------------------------------------------------- ------------------------------------------------------------
                            Old Name                                                        New Name
----------------------------------------------------------------- ------------------------------------------------------------
            Phoenix-Oakhurst Growth and Income Series                      Phoenix-Engemann Growth and Income Series
----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------------
          Phoenix-Oakhurst Strategic Allocation Series                    Phoenix-Engemann Strategic Allocation Series
----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------------
              Phoenix-Oakhurst Value Equity Series                            Phoenix-Engemann Value Equity Series
----------------------------------------------------------------- ------------------------------------------------------------
----------------------------------------------------------------- ------------------------------------------------------------
      Phoenix-State Street Research Small-Cap Growth Series                  Phoenix-Alger Small-Cap Growth Series
----------------------------------------------------------------- ------------------------------------------------------------

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Phoenix-Oakhurst Growth and Income Series and Phoenix-Oakhurst Value Equity
Series

Effective January 7, 2005, Engemann Asset Management ("Engemann") will replace Phoenix Investment Counsel, Inc. ("PIC") as advisor to the series.

Advisor - Engemann is the investment advisor and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as advisor to four fund companies totaling nine mutual funds, as subadvisor to five fund companies totaling eight mutual funds and as investment advisor to institutions and individuals. As of September 30, 2004, Engemann had $3.8 billion in assets under management. Engemann has been an investment advisor since 1969.

Portfolio Management - Engemann is responsible for the day-to-day management of the series and is responsible for managing the series' investment program.

Steven L. Colton and Dong Hao Zhang, portfolio managers for the above-named series, and formerly of the Oakhurst division of PIC, are associated with Engemann, an affiliate of PIC. These individuals will continue in their current roles as portfolio managers for these series, which will continue to have the same investment objectives and use the same investment strategies.
-------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series
Effective January 7, 2005, Engemann Asset Management ("Engemann"), an affiliate of Phoenix Investment Counsel, Inc. ("PIC"), will become a subadvisor to the series. The respective teams of investment professionals currently managing the series' portfolio has not changed as a result of the naming of Engemann as subadvisor. The series will continue to be managed by the existing teams of equity and fixed income professionals.

Subadvisor - Engemann is the investment subadvisor for the equity portion of the series and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as advisor to four fund companies totaling nine mutual funds, as subadvisor to five fund companies totaling eight mutual funds and as investment advisor to institutions and individuals. As of September 30, 2004, Engemann had $3.8 billion in assets under management. Engemann is an affiliate of PIC, the series' investment advisor, and has been an investment advisor since 1969.

Portfolio Management - Engemann is responsible for the day-to-day management for the equity portion of the series. PIC, as investment advisor to the series, is responsible for managing the series' investment program and for the day-to-day management for the fixed income portion of the series.

Steven L. Colton and Dong Hao Zhang, portfolio managers for the equity portions of the series, and formerly of the Oakhurst division of PIC, are associated with Engemann, an affiliate of PIC.
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



Phoenix-State Street Research Small-Cap Growth Series

Effective January 7, 2005, Fred Alger Management, Inc. ("Alger") will replace State Street Research & Management Company as the subadvisor to the series.

Subadvisor - Alger will serve as the investment subadvisor and is located at 111 Fifth Avenue, New York, New York 10003. Alger has been an investment advisor since 1964. As of September 30, 2004, assets under management totaled $9.3 billion.

Portfolio Management - Alger is responsible for the day-to-day management of the series. Phoenix Variable Advisors, Inc., as investment advisor to the series, is responsible for managing the series' investment program.

      Fred M. Alger III is the chief market strategist for the series. Mr. Alger, who founded Fred Alger Management, Inc., has served s Chairman of the Board since 1964.

      Jill Greenwald, CFA, is the individual responsible for the day-to-day management of the series. Ms. Greenwald has been employed by Alger as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by Alger as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1993 through 1999 and as a Senior Vice President and Investment Officer at J&W Seligman & Co. from 1999 until November
      2001.
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Dated: January 7, 2005          Please keep this supplement for future reference

TF876